Leases - Total Undiscounted Lease Liability (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability as at December 31, 2019	$ 565,179	$ 961,575
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability as at December 31, 2019	391,022
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability as at December 31, 2019	174,157
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liability as at December 31, 2019	$ 0